Financial Risk and Insurance Management - Summary of Actual Amount of the Cost of Service (Detail) - Insurance risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 586,391	S/ 502,807	S/ 419,737
Frequency	4.29%	4.49%	4.23%
Average cost per patient	10.01	8.82	9.13
# of plan members	1,365,028	1,270,930	1,087,546
5% Frequency Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 615,711	S/ 527,947	S/ 440,724
Frequency	4.50%	4.71%	4.44%
Average cost per patient	10.01	8.82	9.13
# of plan members	1,365,028	1,270,930	1,087,546
10% Frequency Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 645,030	S/ 553,088	S/ 461,711
Frequency	4.72%	4.94%	4.65%
Average cost per patient	10.01	8.82	9.13
# of plan members	1,365,028	1,270,930	1,087,546
5% Average Cost Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 615,711	S/ 527,947	S/ 440,724
Frequency	4.29%	4.49%	4.23%
Average cost per patient	10.51	9.26	9.59
# of plan members	1,365,028	1,270,930	1,087,546
10% Average Cost Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 645,030	S/ 553,088	S/ 461,711
Frequency	4.29%	4.49%	4.23%
Average cost per patient	11.02	9.7	10.04
# of plan members	1,365,028	1,270,930	1,087,546
5% Combined Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 646,496	S/ 554,345	S/ 462,760
Frequency	4.50%	4.71%	4.44%
Average cost per patient	10.51	9.26	9.59
# of plan members	1,365,028	1,270,930	1,087,546
10% Combined Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Cost of segment Oncosalud Peru	S/ 709,533	S/ 608,396	S/ 507,882
Frequency	4.72%	4.94%	4.65%
Average cost per patient	11.02	9.7	10.04
# of plan members	1,365,028	1,270,930	1,087,546